Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2020
Within one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables
Amounts falling due within one year:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Trade receivables	5,175.7	7,713.8	7,007.6
Work in progress	312.4	419.5	349.5
VAT and sales taxes recoverable	272.5	270.6	212.7
Prepayments	311.6	391.0	287.1
Accrued income	2,703.2	3,731.1	3,292.7
Fair value of derivatives	0.6	10.0	1.4
Other debtors	627.3	634.2	671.3
	9,403.3	13,170.2	11,822.3

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Receivables
Amounts falling due after more than one year:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Prepayments	1.7	2.8	2.2
Accrued income	—	22.8	—
Fair value of derivatives	—	6.3	—
Other debtors	142.3	150.8	135.4
	144.0	182.7	137.6